Acquisition of Pionyr - Additional Information (FY) (Details) - Pionyr Immunotherapeutics, Inc $ in Millions	Aug. 04, 2023 USD ($) shares
Business Acquisition [Line Items]
Business acquisition, contingent value right received for each share	1
Percentage of net proceeds from potential monetization of legacy programs receivable	50.00%
Contingent value rights period	2 years
Business acquisition, transaction cost | $	$ 1.3
Common Stock
Business Acquisition [Line Items]
Business acquisition, shares issued	1,800,652
Non-voting Common Stock
Business Acquisition [Line Items]
Business acquisition, shares issued	153,121
Series A Preferred Stock
Business Acquisition [Line Items]
Business acquisition, shares issued	4,153,439